Derivatives and Hedge Accounting - Derivatives not designated as hedging instruments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Total net realized gains (losses)	Total net realized gains (losses)	Total net realized gains (losses)
Fortitude Re funds withheld assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ 43	$ (52)	$ (121)	$ 33	$ 398
Excluding Fortitude Re funds withheld embedded derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(1,025)	2,837	6,347	(687)	(3,978)
Derivatives not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(1,488)	2,730	5,689	(1,962)	(4,420)
Derivatives not designated as hedging instruments | AIG
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	6	(1,000)	(2,500)	(363)	2,400
Derivatives not designated as hedging instruments | Excluding Fortitude Re Funds Withheld Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(414)	407	817	445	(916)
Derivatives not designated as hedging instruments | Policy fees
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	16	15	61	62	62
Derivatives not designated as hedging instruments | Net Investment Income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(2)	(4)	(10)	6	2
Derivatives not designated as hedging instruments | Policyholder benefits and claims incurred
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	3	(7)	(19)	(4)	12
Derivatives not designated as hedging instruments | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(109)	(466)	(1,386)	(1,817)	0
Derivatives not designated as hedging instruments | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	32	(814)	(2,386)	(585)	1,643
Derivatives not designated as hedging instruments | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(67)	226	1,028	476	(239)
Derivatives not designated as hedging instruments | Equity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	83	(196)	(483)	(742)	206
Derivatives not designated as hedging instruments | Credit contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	0	(1)	(1)	(11)	42
Derivatives not designated as hedging instruments | Other contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(127)	17	64	64	60
Derivatives not designated as hedging instruments | Embedded derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(384)	661	1,120	(477)	(2,154)
Derivatives not designated as hedging instruments | Embedded derivatives | Excluding Fortitude Re funds withheld embedded derivative | Fortitude RE
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ (1,025)	$ 2,837	$ 6,347	$ (687)	$ (3,978)